Borrowing and onlending (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings and on-lending	R$ 128,924	R$ 107,412
Other borrowings	R$ 805	0
Tesouro Funcafe
Disclosure of detailed information about borrowings [line items]
Interest rate	8.00%
Borrowings and on-lending	R$ 104,400	81,838
Caixa Economica Federal
Disclosure of detailed information about borrowings [line items]
Borrowings and on-lending	R$ 18,116	20,292
Caixa Economica Federal | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%
Caixa Economica Federal | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
BNDES
Disclosure of detailed information about borrowings [line items]
Interest rate	6.87%
Borrowings and on-lending	R$ 5,603	R$ 5,282